FINANCIAL INSTRUMENTS - Disclosure of detailed information about contractual cash flow maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 13,766	$ 9,489
Foreign exchange forward contracts designated as cash flow hedges	1	878
Income taxes payable	2,326	117
Payable to loyalty program partners	78,270	69,749
Financial liabilities	94,363	80,233
Within 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	13,766	9,489
Foreign exchange forward contracts designated as cash flow hedges	1	878
Income taxes payable	2,326	117
Payable to loyalty program partners	78,270	69,749
Financial liabilities	94,363	80,233
1 year to 3 years [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Foreign exchange forward contracts designated as cash flow hedges	0	0
Income taxes payable	0	0
Payable to loyalty program partners	0	0
Financial liabilities	0	0
3 years and beyond [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Foreign exchange forward contracts designated as cash flow hedges	0	0
Income taxes payable	0	0
Payable to loyalty program partners	0	0
Financial liabilities	$ 0	$ 0